SUPPLEMENTAL CASH FLOW INFORMATION (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Aug. 28, 2019	Dec. 31, 2019
Disclosure Of Cash Flow Information Line Items
Shares issued - Acquisition of mineral claims (Shares)		3,000,000
Shares issued - Acquisition of mineral claims		$ 2,760,000
Canadian Creek Property [Member]
Disclosure Of Cash Flow Information Line Items
Shares issued - Acquisition of mineral claims (Shares)	3,000,000
Shares issued - Acquisition of mineral claims	$ 2,760,000